Significant Accounting Policies - Summary of Estimated Useful Lives of Intangible Assets with Finite Lives are Amortized on Straight-line Basis (Details)	12 Months Ended
Dec. 31, 2020
Customer Relationships | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Useful lives	5 years
Customer Relationships | Top of Range
Disclosure Of Intangible Assets [Line Items]
Useful lives	20 years
Trademarks | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Useful lives	5 years
Trademarks | Top of Range
Disclosure Of Intangible Assets [Line Items]
Useful lives	20 years
Non-compete Agreements | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Useful lives	3 years
Non-compete Agreements | Top of Range
Disclosure Of Intangible Assets [Line Items]
Useful lives	10 years
Information Technology | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Useful lives	5 years
Information Technology | Top of Range
Disclosure Of Intangible Assets [Line Items]
Useful lives	7 years